LONG-TERM INVESTMENTS - Schedule of Investments under equity method (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
Equity method investments	¥ 16,669	¥ 31,779		¥ 58,479
Equity securities accounted for under alternative measurement	207,771	196,296
Equity securities with readily determinable fair value	189,885	153,326
Total long-term investments	¥ 414,325	¥ 381,401	$ 60,071